Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 17, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 17, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary): | MainStay Epoch U.S. Equity Yield Fund
MainStay Epoch U.S. Equity Yield Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Epoch U.S. Equity Yield Fund

Supplement dated September 17, 2012 (“Supplement”) to the Summary Prospectus

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Epoch U.S. Equity Yield Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective September 17, 2012, the section entitled “Past Performance” is revised to indicate that the Fund has removed the Russell 3000® Index as its secondary benchmark.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary): | MainStay Epoch U.S. Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch U.S. Equity Yield Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Epoch U.S. Equity Yield Fund

Supplement dated September 17, 2012 (“Supplement”) to the Summary Prospectus

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Epoch U.S. Equity Yield Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective September 17, 2012, the section entitled “Past Performance” is revised to indicate that the Fund has removed the Russell 3000® Index as its secondary benchmark.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-MAINSTAY (624-6782)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.